UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    May 12, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      11045       169200   X                        169200
Anadarko Petroleum       Common    032511107        296         5700   X                          5700
Apache Corp              Common    037411105      16281       377146   X                        377146
BP P.L.C.                Common    055622104      11511       224819   X                        224819
Burlington Resources     Common    122014103        566         8900   X                          8900
Canadian Natural Resour  Common    136385101       9563       171880   X                        171880
ChevronTexaco Corp       Common    166764100      41694       474981   X                        474981
Comstock Resources, Inc  Common    205768203       6927       348600   X                        348600
ConocoPhillips           Common    20825C104      21846       312929   X                        312929
Cooper Cameron Corp      Common    216640102       3797        86200   X                         86200
Devon Energy Corp        Common    25179M103      16184       278315   X                        278315
EOG Resources            Common    26875P101       6778       147700   X                        147700
Endeavour International  Common    29259G101        153        37500   X                         37500
Ensco International Inc  Common    26874Q100        282        10000   X                         10000
Exxon Mobil Corp         Common    30231G102      92020      2212541   X                       2212541
FMC Technologies Inc     Common    30249U101       6568       243000   X                        243000
GlobalSantaFe Corp       Common    G3930E101       3829       137900   X                        137900
Imperial Oil Limited     Common    453038408        247         5500   X                          5500
Kerr McGee Corp          Common    492386107       9303       180642   X                        180642
Marathon Oil Corp        Common    565849106       5387       160000   X                        160000
Nabors Industries Ltd    Common    G6359F103       4671       102100   X                        102100
Newfield Exploration Co  Common    651290108        762        15900   X                         15900
Noble Corp               Common    G65422100       6816       177400   X                        177400
Noble Energy Inc         Common    655044105       7611       161600   X                        161600
Occidental Petroleum Co  Common    674599105      13866       301100   X                        301100
Pioneer Natural Resourc  Common    723787107      18088       559990   X                        559990
Pride International Inc  Common    74153Q102       6456       378400   X                        378400
Schlumberger LTD         Common    806857108      11851       185600   X                        185600
Spinnaker Exploration C  Common    84855W109       2367        65900   X                         65900
Talisman Energy, Inc     Common    87425E103       2548        43200   X                         43200
Tom Brown, Inc.          Common    115660201      11115       295600   X                        295600
Unocal Corp              Common    915289102       5350       143500   X                        143500
Varco International Inc  Common    922122106       3849       213700   X                        213700
W H Energy Services      Common    92925E108       3149       217600   X                        217600
Westport Resources, Inc  Common    961418100      12985       393600   X                        393600
Willbros Group, Inc.     Common    969199108      14242       948853   X                        948853
Williams Companies       Common    969457100       4116       430050   X                        430050

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:  394,116